Accounts receivable - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Accounts Receivables [Line Items]
Fair value gain arising from changes in estimates	$ 361,141	$ 0	$ 529,109	$ 0
Accounts Receivable [member]
Accounts Receivables [Line Items]
Allowance for credit loss					$ 0	$ 0
Service Related Receivables [Member]
Accounts Receivables [Line Items]
Allowance for credit loss	$ 0	$ 0	$ 0	$ 0